Trade and other payables	12 Months Ended
Dec. 31, 2020
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Trade and other payables

34.  Trade and other payables

	2020	2019
Payable to suppliers	3,563,918	2,728,485
Taxes payable	668,260	523,584
Accrued treasury share, universal service fund contribution and contributions to the ICTA’s expenses	533,440	562,536
Accrued selling and marketing expenses	4,477	100,792
Other	206,510	202,074
	4,976,605	4,117,471

Payable to suppliers arises in the ordinary course of business.

Taxes payables include VAT payables, special communications taxes payable, frequency usage fees payable to the ICTA and personnel income taxes payable.

Accrued selling and marketing expenses mainly result from services received from third parties related to the marketing activities of the Group, but not yet invoiced.